Investments in subsidiaries - Principal subsidiaries of HSBC Holdings (Details) - 12 months ended Dec. 31, 2017	$ / shares	£ / shares	SGD / shares	€ / shares	SFr / shares	TWD / shares	HKD / shares	AED / shares	¥ / shares	MYR / shares	BMD / shares	EGP / shares	AUD / shares	MXN / shares	CAD / shares
HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Private Banking Holdings (Suisse) SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.14%
HSBC Bank Australia Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank (Taiwan) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank (Singapore) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Securities (USA) Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Par value per share (in dollars per share) | € / shares				€ 5
HSBC Holdings | HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Holdings | HSBC Private Banking Holdings (Suisse) SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.67%
Par value per share (in dollars per share) | € / shares				0
HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.14%
HSBC Holdings | HSBC Bank Australia Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank (Taiwan) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank (Singapore) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Egypt S.A.E.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.54%
HSBC Holdings | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Securities (USA) Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Ordinary shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.50
Ordinary shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 1
Ordinary shares | HSBC Holdings | HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | € / shares				€ 287.5
Ordinary shares | HSBC Holdings | HSBC Private Banking Holdings (Suisse) SA
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | SFr / shares					SFr 1,000
Ordinary shares | HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | HKD / shares							HKD 5
Ordinary shares | HSBC Holdings | HSBC Bank Australia Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | AUD / shares													AUD 0
Ordinary shares | HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | ¥ / shares									¥ 1
Ordinary shares | HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | MYR / shares										MYR 0.50
Ordinary shares | HSBC Holdings | HSBC Bank (Taiwan) Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | TWD / shares						TWD 10
Ordinary shares | HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | BMD / shares											BMD 1
Ordinary shares | HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | HKD / shares							0
Ordinary shares | HSBC Holdings | HSBC Bank (Singapore) Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | SGD / shares			SGD 100
Ordinary shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | AED / shares								AED 1
Ordinary shares | HSBC Holdings | HSBC Bank Egypt S.A.E.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | EGP / shares												EGP 84
Ordinary shares | HSBC Holdings | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | CAD / shares															CAD 0
Ordinary shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares	100
Ordinary shares | HSBC Holdings | HSBC Securities (USA) Inc.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares	0.05
Ordinary shares | HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | MXN / shares														MXN 2
Preference shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares	0.01
Preference shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		1
Preference shares | HSBC Holdings | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | CAD / shares															CAD 0
Preference shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.01
Non-cumulative third dollar preference shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 0.01
Cumulative irredeemable preference shares | HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | HKD / shares							1
Cumulative redeemable preference shares | HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | HKD / shares							1
Cumulative redeemable preference shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | AED / shares								AED 1
Non-cumulative irredeemable preference shares | HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | HKD / shares							HKD 1